Transactions With Related Parties (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Related Party Transaction [Line Items]
Management fees		$ 5,187,000	$ 3,705,000	$ 10,374,000	$ 7,125,000
General and administrative expenses		724,000	482,000	1,550,000	1,017,000
Balance due to related party current		403,000		403,000		$ 438,000
Balance due from related party current		7,042,000		7,042,000		2,804,000
Navios Holdings
Related Party Transaction [Line Items]
Balance due to related party current		0		0		92,000
Navios Acquisition
Related Party Transaction [Line Items]
Balance due to related party current		403,000		403,000		$ 346,000
Management Agreement with the Manager
Related Party Transaction [Line Items]
Daily fee	$ 9,500
Duration of agreement	2 years
Administrative Services Agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses		$ 375,000	$ 214,000	$ 750,000	$ 414,000
General partner option agreement
Related Party Transaction [Line Items]
Portion of General Partner interest subject to purchase option				25.00%